Debt - Borrowing availability and assets pledged as collateral (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 28, 2015 USD ($)
Debt Instrument [Line Items]
Shares pledged as collateral (as a percent)	65.00%		65.00%
New North American ABL Facility [Member]
Debt Instrument [Line Items]
Credit commitments	$ 1,300,000,000			$ 1,300,000,000
Available borrowing capacity	$ 548,300,000	$ 411,400,000
Unused line fee (as a percent)	0.375%	0.375%
Euro ABL Due Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Credit commitments | €			€ 200,000,000
Available borrowing capacity	$ 133,100,000	$ 109,900,000
Unused line fee (as a percent)	0.50%	0.50%